UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA S&P 500 INDEX FUND - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2011

                                                                      (Form N-Q)

48414-1111                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS                                                       1

USAA S&P 500 INDEX FUND
September 30, 2011 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       COMMON STOCKS (98.1%)

                       CONSUMER DISCRETIONARY (10.4%)
                       ------------------------------
                       ADVERTISING (0.1%)
     136,251           Interpublic Group of Companies, Inc.                               $       981
      79,614           Omnicom Group, Inc.                                                      2,933
                                                                                          -----------
                                                                                                3,914
                                                                                          -----------
                       APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
      81,363           Coach, Inc.                                                              4,217
      18,082           Ralph Lauren Corp.                                                       2,345
      24,386           VF Corp.                                                                 2,964
                                                                                          -----------
                                                                                                9,526
                                                                                          -----------
                       APPAREL RETAIL (0.5%)
      24,510           Abercrombie & Fitch Co. "A"                                              1,509
      98,882           Gap, Inc.                                                                1,606
      71,165           Limited Brands, Inc.                                                     2,741
      32,576           Ross Stores, Inc.                                                        2,563
     107,197           TJX Companies, Inc.                                                      5,946
      31,988           Urban Outfitters, Inc.*                                                    714
                                                                                          -----------
                                                                                               15,079
                                                                                          -----------
                       AUTO PARTS & EQUIPMENT (0.2%)
     191,809           Johnson Controls, Inc.                                                   5,058
                                                                                          -----------
                       AUTOMOBILE MANUFACTURERS (0.4%)
   1,072,510           Ford Motor Co.*                                                         10,371
                                                                                          -----------
                       AUTOMOTIVE RETAIL (0.2%)
      14,208           AutoNation, Inc.*                                                          466
       8,203           AutoZone, Inc.*                                                          2,618
      62,869           CarMax, Inc.*                                                            1,500
      39,236           O'Reilly Automotive, Inc.*                                               2,614
                                                                                          -----------
                                                                                                7,198
                                                                                          -----------
                       BROADCASTING (0.3%)
     190,260           CBS Corp. "B"                                                            3,878
      77,098           Discovery Communications, Inc. "A"*                                      2,900
      27,844           Scripps Networks Interactive "A"                                         1,035
                                                                                          -----------
                                                                                                7,813
                                                                                          -----------
                       CABLE & SATELLITE (1.1%)
      64,582           Cablevision Systems Corp. "A"                                            1,016
     775,841           Comcast Corp. "A"                                                       16,215
     208,659           DIRECTV "A"*                                                             8,816
      91,881           Time Warner Cable, Inc.                                                  5,758
                                                                                          -----------
                                                                                               31,805
                                                                                          -----------
                       CASINOS & GAMING (0.1%)
      83,387           International Game Technology                                            1,211
      22,566           Wynn Resorts Ltd.                                                        2,597
                                                                                          -----------
                                                                                                3,808
                                                                                          -----------
                       COMPUTER & ELECTRONICS RETAIL (0.1%)
      86,157           Best Buy Co., Inc.                                                       2,008
      38,408           GameStop Corp. "A"*                                                        887
                                                                                          -----------
                                                                                                2,895
                                                                                          -----------
                       CONSUMER ELECTRONICS (0.0%)
      19,343           Harman International Industries, Inc.                                      553
                                                                                          -----------
                       DEPARTMENT STORES (0.4%)
      40,883           J.C. Penney Co., Inc.                                                    1,095
      79,188           Kohl's Corp.                                                             3,888
     122,024           Macy's, Inc.                                                             3,211
      47,135           Nordstrom, Inc.                                                          2,153
      10,513           Sears Holdings Corp.*                                                      605
                                                                                          -----------
                                                                                               10,952
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           2

USAA S&P 500 INDEX FUND
September 30, 2011 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       DISTRIBUTORS (0.1%)
    44,440             Genuine Parts Co.                                                        2,258
                                                                                          -----------
                       EDUCATION SERVICES (0.1%)
    35,573             Apollo Group, Inc. "A"*                                                  1,409
    17,305             DeVry, Inc.                                                                640
                                                                                          -----------
                                                                                                2,049
                                                                                          -----------
                       FOOTWEAR (0.3%)
   107,239             NIKE, Inc. "B"                                                           9,170
                                                                                          -----------
                       GENERAL MERCHANDISE STORES (0.4%)
    17,930             Big Lots, Inc.*                                                            624
    33,328             Family Dollar Stores, Inc.                                               1,695
   191,025             Target Corp.                                                             9,368
                                                                                          -----------
                                                                                               11,687
                                                                                          -----------
                       HOME FURNISHINGS (0.0%)
    41,115             Leggett & Platt, Inc.                                                      814
                                                                                          -----------
                       HOME IMPROVEMENT RETAIL (0.7%)
   442,458             Home Depot, Inc.                                                        14,543
   356,764             Lowe's Companies, Inc.                                                   6,900
                                                                                          -----------
                                                                                               21,443
                                                                                          -----------
                       HOMEBUILDING (0.1%)
    78,071             D.R. Horton, Inc.                                                          706
    44,121             Lennar Corp. "A"                                                           597
    93,016             Pulte Group, Inc.*                                                         368
                                                                                          -----------
                                                                                                1,671
                                                                                          -----------
                       HOMEFURNISHING RETAIL (0.1%)
    68,763             Bed Bath & Beyond, Inc.*                                                 3,941
                                                                                          -----------
                       HOTELS, RESORTS & CRUISE LINES (0.3%)
   130,703             Carnival Corp.                                                           3,960
    80,823             Marriott International, Inc. "A"                                         2,202
    55,335             Starwood Hotels & Resorts Worldwide, Inc.                                2,148
    45,706             Wyndham Worldwide Corp.                                                  1,303
                                                                                          -----------
                                                                                                9,613
                                                                                          -----------
                       HOUSEHOLD APPLIANCES (0.0%)
    21,294             Whirlpool Corp.                                                          1,063
                                                                                          -----------
                       HOUSEWARES & SPECIALTIES (0.0%)
    80,993             Newell Rubbermaid, Inc.                                                    961
                                                                                          -----------
                       INTERNET RETAIL (1.1%)
   102,525             Amazon.com, Inc.*                                                       22,169
    56,517             Expedia, Inc.                                                            1,455
    14,846             Netflix, Inc.*                                                           1,680
    14,041             Priceline.com, Inc.*                                                     6,311
                                                                                          -----------
                                                                                               31,615
                                                                                          -----------
                       LEISURE PRODUCTS (0.1%)
    34,543             Hasbro, Inc.                                                             1,126
    96,902             Mattel, Inc.                                                             2,509
                                                                                          -----------
                                                                                                3,635
                                                                                          -----------
                       MOTORCYCLE MANUFACTURERS (0.1%)
    65,909             Harley-Davidson, Inc.                                                    2,263
                                                                                          -----------
                       MOVIES & ENTERTAINMENT (1.4%)
   646,532             News Corp. "A"                                                          10,002
   295,263             Time Warner, Inc.                                                        8,849
   162,352             Viacom, Inc. "B"                                                         6,290
   524,550             Walt Disney Co.                                                         15,820
                                                                                          -----------
                                                                                               40,961
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           3

USAA S&P 500 INDEX FUND
September 30, 2011 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       PUBLISHING (0.2%)
    66,565             Gannett Co., Inc.                                                          634
    86,055             McGraw-Hill Companies, Inc.                                              3,528
     1,546             Washington Post Co. "B"                                                    506
                                                                                          -----------
                                                                                                4,668
                                                                                          -----------
                       RESTAURANTS (1.5%)
     9,036             Chipotle Mexican Grill, Inc.*                                            2,737
    38,675             Darden Restaurants, Inc.                                                 1,653
   291,415             McDonald's Corp.                                                        25,592
   211,843             Starbucks Corp.                                                          7,900
   131,377             Yum! Brands, Inc.                                                        6,489
                                                                                          -----------
                                                                                               44,371
                                                                                          -----------
                       SPECIALIZED CONSUMER SERVICES (0.0%)
    86,086             H&R Block, Inc.                                                          1,146
                                                                                          -----------
                       SPECIALTY STORES (0.2%)
   202,790             Staples, Inc.                                                            2,697
    35,350             Tiffany & Co.                                                            2,150
                                                                                          -----------
                                                                                                4,847
                                                                                          -----------
                       TIRES & RUBBER (0.0%)
    67,837             Goodyear Tire & Rubber Co.*                                                684
                                                                                          -----------
                       Total Consumer Discretionary                                           307,832
                                                                                          -----------
                       CONSUMER STAPLES (11.5%)
                       ------------------------
                       AGRICULTURAL PRODUCTS (0.1%)
   191,422             Archer-Daniels-Midland Co.                                               4,749
                                                                                          -----------
                       BREWERS (0.1%)
    47,121             Molson Coors Brewing Co. "B"                                             1,866
                                                                                          -----------
                       DISTILLERS & VINTNERS (0.2%)
    27,662             Brown-Forman Corp. "B"                                                   1,940
    49,811             Constellation Brands, Inc. "A"*                                            897
    44,245             Fortune Brands, Inc.                                                     2,393
                                                                                          -----------
                                                                                                5,230
                                                                                          -----------
                       DRUG RETAIL (0.7%)
   379,635             CVS Caremark Corp.                                                      12,748
   257,294             Walgreen Co.                                                             8,463
                                                                                          -----------
                                                                                               21,211
                                                                                          -----------
                       FOOD DISTRIBUTORS (0.1%)
   167,854             Sysco Corp.                                                              4,347
                                                                                          -----------
                       FOOD RETAIL (0.3%)
   170,457             Kroger Co.                                                               3,743
    99,541             Safeway, Inc.                                                            1,655
    58,714             SUPERVALU, Inc. (g)                                                        391
    44,642             Whole Foods Market, Inc.                                                 2,916
                                                                                          -----------
                                                                                                8,705
                                                                                          -----------
                       HOUSEHOLD PRODUCTS (2.4%)
    37,354             Clorox Co.                                                               2,478
   137,320             Colgate-Palmolive Co.                                                   12,177
   110,248             Kimberly-Clark Corp.                                                     7,829
   776,953             Procter & Gamble Co. (+)                                                49,088
                                                                                          -----------
                                                                                               71,572
                                                                                          -----------
                       HYPERMARKETS & SUPER CENTERS (1.2%)
   123,865             Costco Wholesale Corp.                                                  10,172
   496,850             Wal-Mart Stores, Inc. (+)                                               25,786
                                                                                          -----------
                                                                                               35,958
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           4

USAA S&P 500 INDEX FUND
September 30, 2011 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       PACKAGED FOODS & MEAT (1.8%)
      52,251           Campbell Soup Co.                                                        1,691
     119,121           ConAgra Foods, Inc.                                                      2,885
      49,764           Dean Foods Co.*                                                            442
     182,514           General Mills, Inc.                                                      7,021
      90,196           H.J. Heinz Co.                                                           4,553
      43,360           Hershey Co.                                                              2,569
      38,855           Hormel Foods Corp.                                                       1,050
      32,302           J.M. Smucker Co.                                                         2,355
      71,611           Kellogg Co.                                                              3,809
     499,084           Kraft Foods, Inc. "A"                                                   16,759
      37,216           McCormick & Co., Inc.                                                    1,718
      57,322           Mead Johnson Nutrition Co.                                               3,946
     166,014           Sara Lee Corp.                                                           2,714
      83,145           Tyson Foods, Inc. "A"                                                    1,443
                                                                                          -----------
                                                                                               52,955
                                                                                          -----------
                       PERSONAL PRODUCTS (0.2%)
     119,976           Avon Products, Inc.                                                      2,352
      31,672           Estee Lauder Companies, Inc. "A"                                         2,782
                                                                                          -----------
                                                                                                5,134
                                                                                          -----------
                       SOFT DRINKS (2.6%)
     648,955           Coca-Cola Co.                                                           43,843
      90,848           Coca-Cola Enterprises, Inc.                                              2,260
      60,933           Dr Pepper Snapple Group, Inc.                                            2,363
     447,749           PepsiCo, Inc.                                                           27,716
                                                                                          -----------
                                                                                               76,182
                                                                                          -----------
                       TOBACCO (1.8%)
     585,492           Altria Group, Inc.                                                      15,697
      39,160           Lorillard, Inc.                                                          4,335
     496,536           Philip Morris International, Inc.                                       30,974
      94,707           Reynolds American, Inc.                                                  3,550
                                                                                          -----------
                                                                                               54,556
                                                                                          -----------
                       Total Consumer Staples                                                 342,465
                                                                                          -----------
                       ENERGY (11.4%)
                       --------------
                       COAL & CONSUMABLE FUELS (0.2%)
      63,663           Alpha Natural Resurces, Inc.*                                            1,126
      63,212           CONSOL Energy, Inc.                                                      2,145
      75,613           Peabody Energy Corp.                                                     2,562
                                                                                          -----------
                                                                                                5,833
                                                                                          -----------
                       INTEGRATED OIL & GAS (6.7%)
     566,352           Chevron Corp.                                                           52,399
     387,616           ConocoPhillips                                                          24,544
   1,374,003           Exxon Mobil Corp. (+)                                                   99,794
      85,562           Hess Corp.                                                               4,488
      53,918           Murphy Oil Corp.                                                         2,381
     230,392           Occidental Petroleum Corp.                                              16,473
                                                                                          -----------
                                                                                              200,079
                                                                                          -----------
                       OIL & GAS DRILLING (0.2%)
      19,558           Diamond Offshore Drilling, Inc.                                          1,071
      29,814           Helmerich & Payne, Inc.                                                  1,210
      79,896           Nabors Industries Ltd.*                                                    980
      71,734           Noble Corp.                                                              2,105
      35,323           Rowan Companies, Inc.*                                                   1,066
                                                                                          -----------
                                                                                                6,432
                                                                                          -----------
                       OIL & GAS EQUIPMENT & SERVICES (1.6%)
     123,547           Baker Hughes, Inc.                                                       5,703
      70,209           Cameron International Corp.*                                             2,916
      67,102           FMC Technologies, Inc.*                                                  2,523
     261,030           Halliburton Co.                                                          7,967
     119,625           National Oilwell Varco, Inc.                                             6,127
     381,208           Schlumberger Ltd.                                                       22,770
                                                                                          -----------
                                                                                               48,006
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           5

USAA S&P 500 INDEX FUND
September 30, 2011 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       OIL & GAS EXPLORATION & PRODUCTION (2.0%)
     140,395           Anadarko Petroleum Corp.                                                 8,852
     108,174           Apache Corp.                                                             8,680
      30,301           Cabot Oil & Gas Corp.                                                    1,876
     186,825           Chesapeake Energy Corp.                                                  4,773
     111,616           Denbury Resources, Inc.*                                                 1,283
     117,312           Devon Energy Corp.                                                       6,504
      76,380           EOG Resources, Inc.                                                      5,424
      41,639           EQT Corp.                                                                2,222
     201,195           Marathon Oil Corp.                                                       4,342
      37,571           Newfield Exploration Co.*                                                1,491
      50,284           Noble Energy, Inc.                                                       3,560
      33,626           Pioneer Natural Resources Co.                                            2,211
      49,053           QEP Resources, Inc.                                                      1,328
      46,335           Range Resources Corp.                                                    2,709
      99,750           Southwestern Energy Co.*                                                 3,325
                                                                                          -----------
                                                                                               58,580
                                                                                          -----------
                       OIL & GAS REFINING & MARKETING (0.3%)
     100,597           Marathon Petroleum Corp.                                                 2,722
      33,673           Sunoco, Inc.                                                             1,044
      39,453           Tesoro Corp.*                                                              768
     162,492           Valero Energy Corp.                                                      2,889
                                                                                          -----------
                                                                                                7,423
                                                                                          -----------
                       OIL & GAS STORAGE & TRANSPORTATION (0.4%)
     220,202           El Paso Corp.                                                            3,849
     185,597           Spectra Energy Corp.                                                     4,553
     167,004           Williams Companies, Inc.                                                 4,065
                                                                                          -----------
                                                                                               12,467
                                                                                          -----------
                       Total Energy                                                           338,820
                                                                                          -----------
                       FINANCIALS (13.3%)
                       ------------------
                       ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
      67,729           Ameriprise Financial, Inc.                                               2,666
     347,181           Bank of New York Mellon Corp., Inc.                                      6,454
      28,432           BlackRock, Inc.                                                          4,208
      25,899           Federated Investors, Inc. "B"                                              454
      40,865           Franklin Resources, Inc.                                                 3,908
     129,411           Invesco Ltd.                                                             2,007
      50,762           Janus Capital Group, Inc.                                                  305
      37,454           Legg Mason, Inc.                                                           963
      65,600           Northern Trust Corp. (c)                                                 2,295
     143,101           State Street Corp.                                                       4,602
      71,719           T. Rowe Price Group, Inc.                                                3,426
                                                                                          -----------
                                                                                               31,288
                                                                                          -----------
                       CONSUMER FINANCE (0.8%)
     293,742           American Express Co.                                                    13,189
     130,213           Capital One Financial Corp.                                              5,160
     152,488           Discover Financial Services                                              3,498
     147,706           SLM Corp.                                                                1,839
                                                                                          -----------
                                                                                               23,686
                                                                                          -----------
                       DIVERSIFIED BANKS (1.7%)
      56,607           Comerica, Inc.                                                           1,300
     543,414           U.S. Bancorp                                                            12,792
   1,494,744           Wells Fargo & Co.                                                       36,053
                                                                                          -----------
                                                                                               50,145
                                                                                          -----------
                       INSURANCE BROKERS (0.3%)
      92,727           Aon Corp.                                                                3,893
     152,375           Marsh & McLennan Companies, Inc.                                         4,044
                                                                                          -----------
                                                                                                7,937
                                                                                          -----------
                       INVESTMENT BANKING & BROKERAGE (0.8%)
     305,762           Charles Schwab Corp.                                                     3,446
      73,267           E*TRADE Financial Corp.*                                                   668
     143,110           Goldman Sachs Group, Inc.                                               13,531
     418,831           Morgan Stanley                                                           5,654
                                                                                          -----------
                                                                                               23,299
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           6

USAA S&P 500 INDEX FUND
September 30, 2011 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       LIFE & HEALTH INSURANCE (0.9%)
     132,183           AFLAC, Inc.                                                              4,620
      88,597           Lincoln National Corp.                                                   1,385
     297,993           MetLife, Inc.                                                            8,347
      89,594           Principal Financial Group, Inc.                                          2,031
     137,868           Prudential Financial, Inc.                                               6,461
      28,725           Torchmark Corp.                                                          1,001
      84,516           Unum Group                                                               1,771
                                                                                          -----------
                                                                                               25,616
                                                                                          -----------
                       MULTI-LINE INSURANCE (0.3%)
     122,457           American International Group, Inc.*                                      2,688
      26,755           Assurant, Inc.                                                             958
     136,558           Genworth Financial, Inc. "A"*                                              784
     124,284           Hartford Financial Services Group, Inc.                                  2,006
      89,207           Loews Corp.                                                              3,082
                                                                                          -----------
                                                                                                9,518
                                                                                          -----------
                       MULTI-SECTOR HOLDINGS (0.0%)
      55,095           Leucadia National Corp.                                                  1,250
                                                                                          -----------
                       OTHER DIVERSIFIED FINANCIAL SERVICES (2.4%)
   2,870,307           Bank of America Corp. (+)                                               17,566
     826,785           Citigroup, Inc.                                                         21,182
   1,102,612           JPMorgan Chase & Co.                                                    33,211
                                                                                          -----------
                                                                                               71,959
                                                                                          -----------
                       PROPERTY & CASUALTY INSURANCE (2.1%)
      95,265           ACE Ltd.                                                                 5,773
     147,520           Allstate Corp.                                                           3,495
     497,193           Berkshire Hathaway, Inc. "B"*                                           35,320
      80,946           Chubb Corp.                                                              4,856
      46,056           Cincinnati Financial Corp.                                               1,213
     180,116           Progressive Corp.                                                        3,199
     118,235           Travelers Companies, Inc.                                                5,761
      93,601           XL Group plc                                                             1,760
                                                                                          -----------
                                                                                               61,377
                                                                                          -----------
                       REAL ESTATE SERVICES (0.0%)
      92,837           CB Richard Ellis Group, Inc. "A"*                                        1,250
                                                                                          -----------
                       REGIONAL BANKS (0.8%)
     198,424           BB&T Corp.                                                               4,232
     257,243           Fifth Third Bancorp                                                      2,598
      70,098           First Horizon National Corp.                                               418
     242,032           Huntington Bancshares, Inc.                                              1,162
     269,914           KeyCorp                                                                  1,601
      35,376           M&T Bank Corp.                                                           2,473
     149,586           PNC Financial Services Group, Inc.                                       7,209
     351,131           Regions Financial Corp.                                                  1,169
     151,881           SunTrust Banks, Inc.                                                     2,726
      54,122           Zions Bancorp                                                              761
                                                                                          -----------
                                                                                               24,349
                                                                                          -----------
                       REITs - DIVERSIFIED (0.1%)
      52,559           Vornado Realty Trust                                                     3,922
                                                                                          -----------
                       REITs - INDUSTRIAL (0.1%)
     128,001           Prologis, Inc.                                                           3,104
                                                                                          -----------
                       REITs - OFFICE (0.1%)
      41,913           Boston Properties, Inc.                                                  3,734
                                                                                          -----------
                       REITs - RESIDENTIAL (0.3%)
      32,296           Apartment Investment & Management Co. "A"                                  714
      26,778           AvalonBay Communities, Inc.                                              3,054
      84,321           Equity Residential Properties Trust                                      4,374
                                                                                          -----------
                                                                                                8,142
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           7

USAA S&P 500 INDEX FUND
September 30, 2011 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       REITs - RETAIL (0.4%)
   113,250             Kimco Realty Corp.                                                       1,702
    82,491             Simon Property Group, Inc.                                               9,072
                                                                                          -----------
                                                                                               10,774
                                                                                          -----------
                       REITs - SPECIALIZED (0.7%)
   115,414             HCP, Inc.                                                                4,047
    50,705             Health Care REIT, Inc.                                                   2,373
   203,301             Host Hotels & Resorts, Inc.                                              2,224
    45,745             Plum Creek Timber Co., Inc.                                              1,588
    40,389             Public Storage                                                           4,497
    80,912             Ventas, Inc.                                                             3,997
   149,858             Weyerhaeuser Co.                                                         2,330
                                                                                          -----------
                                                                                               21,056
                                                                                          -----------
                       SPECIALIZED FINANCE (0.4%)
    18,811             CME Group, Inc.                                                          4,635
    20,541             IntercontinentalExchange, Inc.*                                          2,429
    56,963             Moody's Corp.                                                            1,735
    36,662             Nasdaq OMX Group, Inc.*                                                    848
    73,227             NYSE Euronext                                                            1,702
                                                                                          -----------
                                                                                               11,349
                                                                                          -----------
                       THRIFTS & MORTGAGE FINANCE (0.1%)
   149,503             Hudson City Bancorp, Inc.                                                  846
   104,770             People's United Financial, Inc.                                          1,195
                                                                                          -----------
                                                                                                2,041
                                                                                          -----------
                       Total Financials                                                       395,796
                                                                                          -----------
                       HEALTH CARE (11.9%)
                       -------------------
                       BIOTECHNOLOGY (1.3%)
   260,467             Amgen, Inc.                                                             14,313
    68,788             Biogen Idec, Inc.*                                                       6,408
   130,062             Celgene Corp.*                                                           8,053
    22,272             Cephalon, Inc.*                                                          1,797
   218,529             Gilead Sciences, Inc.*                                                   8,479
                                                                                          -----------
                                                                                               39,050
                                                                                          -----------

                       HEALTH CARE DISTRIBUTORS (0.4%)
    75,274             AmerisourceBergen Corp.                                                  2,805
    96,671             Cardinal Health, Inc.                                                    4,049
    69,427             McKesson Corp.                                                           5,047
    27,057             Patterson Companies, Inc.                                                  775
                                                                                          -----------
                                                                                               12,676
                                                                                          -----------
                       HEALTH CARE EQUIPMENT (1.8%)
   160,864             Baxter International, Inc.                                               9,031
    61,652             Becton, Dickinson & Co.                                                  4,520
   438,789             Boston Scientific Corp.*                                                 2,593
    24,946             C.R. Bard, Inc.                                                          2,184
    62,292             Carefusion Corp.*                                                        1,492
   139,936             Covidien plc                                                             6,171
    32,254             Edwards Lifesciences Corp.*                                              2,299
    10,992             Intuitive Surgical, Inc.*                                                4,004
   298,563             Medtronic, Inc.                                                          9,924
    91,927             St. Jude Medical, Inc.                                                   3,327
    93,934             Stryker Corp.                                                            4,427
    33,314             Varian Medical Systems, Inc.*                                            1,738
    53,693             Zimmer Holdings, Inc.*                                                   2,873
                                                                                          -----------
                                                                                               54,583
                                                                                          -----------
                       HEALTH CARE FACILITIES (0.0%)
   135,315             Tenet Healthcare Corp.*                                                    559
                                                                                          -----------
                       HEALTH CARE SERVICES (0.6%)
    25,957             DaVita, Inc.*                                                            1,627
   137,554             Express Scripts, Inc.*                                                   5,099
    28,611             Laboratory Corp. of America Holdings*                                    2,262
   109,377             Medco Health Solutions, Inc.*                                            5,129
    45,635             Quest Diagnostics, Inc.                                                  2,252
                                                                                          -----------
                                                                                               16,369
                                                                                          -----------
                       HEALTH CARE SUPPLIES (0.1%)
    39,795             DENTSPLY International, Inc.                                             1,221
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           8

USAA S&P 500 INDEX FUND
September 30, 2011 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       HEALTH CARE TECHNOLOGY (0.1%)
      41,668           Cerner Corp.*                                                            2,855
                                                                                          -----------
                       LIFE SCIENCES TOOLS & SERVICES (0.4%)
      99,150           Agilent Technologies, Inc.*                                              3,098
      50,196           Life Technologies Corp.*                                                 1,929
      32,925           PerkinElmer, Inc.                                                          633
     108,529           Thermo Fisher Scientific, Inc.*                                          5,496
      25,554           Waters Corp.*                                                            1,929
                                                                                          -----------
                                                                                               13,085
                                                                                          -----------
                       MANAGED HEALTH CARE (1.1%)
     105,089           Aetna, Inc.                                                              3,820
      75,945           CIGNA Corp.                                                              3,185
      41,355           Coventry Health Care, Inc.*                                              1,192
      47,149           Humana, Inc.                                                             3,429
     303,512           UnitedHealth Group, Inc.                                                13,998
     102,164           WellPoint, Inc.                                                          6,669
                                                                                          -----------
                                                                                               32,293
                                                                                          -----------
                       PHARMACEUTICALS (6.1%)
     440,484           Abbott Laboratories                                                     22,526
      87,101           Allergan, Inc.                                                           7,175
     481,318           Bristol-Myers Squibb Co.                                                15,104
     286,733           Eli Lilly and Co.                                                       10,601
      77,437           Forest Laboratories, Inc.*                                               2,384
      46,838           Hospira, Inc.*                                                           1,733
     774,839           Johnson & Johnson                                                       49,365
     869,803           Merck & Co., Inc.                                                       28,451
     122,235           Mylan, Inc.*                                                             2,078
   2,207,618           Pfizer, Inc. (+)                                                        39,031
      35,928           Watson Pharmaceuticals, Inc.*                                            2,452
                                                                                          -----------
                                                                                              180,900
                                                                                          -----------
                       Total Health Care                                                      353,591
                                                                                          -----------
                       INDUSTRIALS (10.1%)
                       -------------------
                       AEROSPACE & DEFENSE (2.6%)
     209,652           Boeing Co.                                                              12,686
     102,550           General Dynamics Corp.                                                   5,834
      35,088           Goodrich Corp.                                                           4,234
     221,608           Honeywell International, Inc.                                            9,731
      51,520           ITT Corp.                                                                2,164
      30,033           L-3 Communications Holdings, Inc.                                        1,861
      77,877           Lockheed Martin Corp.                                                    5,657
      78,345           Northrop Grumman Corp.                                                   4,087
      40,635           Precision Castparts Corp.                                                6,317
     100,194           Raytheon Co.                                                             4,095
      43,889           Rockwell Collins, Inc.                                                   2,316
      76,652           Textron, Inc.                                                            1,352
     256,443           United Technologies Corp.                                               18,043
                                                                                          -----------
                                                                                               78,377
                                                                                          -----------
                       AIR FREIGHT & LOGISTICS (1.0%)
      46,602           C.H. Robinson Worldwide, Inc.                                            3,191
      59,478           Expeditors International of Washington, Inc.                             2,412
      89,402           FedEx Corp.                                                              6,051
     277,541           United Parcel Service, Inc. "B"                                         17,526
                                                                                          -----------
                                                                                               29,180
                                                                                          -----------
                       AIRLINES (0.1%)
     234,420           Southwest Airlines Co.                                                   1,885
                                                                                          -----------
                       BUILDING PRODUCTS (0.0%)
     100,140           Masco Corp.                                                                713
                                                                                          -----------
                       COMMERCIAL PRINTING (0.0%)
      52,444           R.R. Donnelley & Sons Co.                                                  741
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                           9

USAA S&P 500 INDEX FUND
September 30, 2011 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       CONSTRUCTION & ENGINEERING (0.2%)
      50,081           Fluor Corp.                                                              2,331
      35,333           Jacobs Engineering Group, Inc.*                                          1,141
      60,343           Quanta Services, Inc.*                                                   1,134
                                                                                          -----------
                                                                                                4,606
                                                                                          -----------
                       CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
     182,937           Caterpillar, Inc.                                                       13,508
      55,385           Cummins, Inc.                                                            4,523
     116,360           Deere & Co.                                                              7,513
      30,130           Joy Global, Inc.                                                         1,879
     102,325           PACCAR, Inc.                                                             3,461
                                                                                          -----------
                                                                                               30,884
                                                                                          -----------
                       DIVERSIFIED SUPPORT SERVICES (0.1%)
      31,637           Cintas Corp.                                                               891
      58,862           Iron Mountain, Inc.                                                      1,861
                                                                                          -----------
                                                                                                2,752
                                                                                          -----------
                       ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
     211,242           Emerson Electric Co.                                                     8,726
      41,031           Rockwell Automation, Inc.                                                2,298
      26,594           Roper Industries, Inc.                                                   1,833
                                                                                          -----------
                                                                                               12,857
                                                                                          -----------
                       ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
      90,722           Republic Services, Inc.                                                  2,546
      23,963           Stericycle, Inc.*                                                        1,934
     133,636           Waste Management, Inc.                                                   4,351
                                                                                          -----------
                                                                                                8,831
                                                                                          -----------
                       HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      41,145           Robert Half International, Inc.                                            873
                                                                                          -----------
                       INDUSTRIAL CONGLOMERATES (2.4%)
     200,834           3M Co.                                                                  14,418
     161,027           Danaher Corp.                                                            6,753
   2,997,880           General Electric Co.                                                    45,688
     131,637           Tyco International Ltd.                                                  5,364
                                                                                          -----------
                                                                                               72,223
                                                                                          -----------

                       INDUSTRIAL MACHINERY (0.8%)
      52,360           Dover Corp.                                                              2,440
      97,407           Eaton Corp.                                                              3,458
      15,606           Flowserve Corp.                                                          1,155
     138,859           Illinois Tool Works, Inc.                                                5,777
      94,319           Ingersoll-Rand plc                                                       2,649
      32,224           Pall Corp.                                                               1,366
      44,149           Parker-Hannifin Corp.                                                    2,787
      16,348           Snap-On, Inc.                                                              726
      48,028           Stanley Black & Decker, Inc.                                             2,358
                                                                                          -----------
                                                                                               22,716
                                                                                          -----------
                       OFFICE SERVICES & SUPPLIES (0.1%)
      30,269           Avery Dennison Corp.                                                       759
      57,611           Pitney Bowes, Inc. (g)                                                   1,083
                                                                                          -----------
                                                                                                1,842
                                                                                          -----------
                       RAILROADS (0.8%)
     310,424           CSX Corp.                                                                5,796
      98,055           Norfolk Southern Corp.                                                   5,983
     138,310           Union Pacific Corp.                                                     11,296
                                                                                          -----------
                                                                                               23,075
                                                                                          -----------
                       RESEARCH & CONSULTING SERVICES (0.1%)
      14,135           Dun & Bradstreet Corp.                                                     866
      34,647           Equifax, Inc.                                                            1,065
                                                                                          -----------
                                                                                                1,931
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                          10

USAA S&P 500 INDEX FUND
September 30, 2011 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       TRADING COMPANIES & DISTRIBUTORS (0.2%)
      82,734           Fastenal Co.                                                             2,753
      17,272           W.W. Grainger, Inc.                                                      2,583
                                                                                          -----------
                                                                                                5,336
                                                                                          -----------
                       TRUCKING (0.0%)
      14,485           Ryder System, Inc.                                                         543
                                                                                          -----------
                       Total Industrials                                                      299,365
                                                                                          -----------
                       INFORMATION TECHNOLOGY (19.1%)
                       ------------------------------
                       APPLICATION SOFTWARE (0.6%)
     138,490           Adobe Systems, Inc.*                                                     3,347
      66,384           Autodesk, Inc.*                                                          1,844
      52,536           Citrix Systems, Inc.*                                                    2,865
      60,695           Compuware Corp.*                                                           465
      85,964           Intuit, Inc.*                                                            4,078
      38,273           salesforce.com, Inc.*                                                    4,374
                                                                                          -----------
                                                                                               16,973
                                                                                          -----------
                       COMMUNICATIONS EQUIPMENT (2.0%)
   1,554,867           Cisco Systems, Inc.                                                     24,085
      22,692           F5 Networks, Inc.*                                                       1,612
      33,670           Harris Corp.                                                             1,150
      61,793           JDS Uniphase Corp.*                                                        616
     151,559           Juniper Networks, Inc.*                                                  2,616
      74,113           Motorola Mobility Holdings, Inc.*                                        2,800
      85,386           Motorola Solutions, Inc.                                                 3,578
     474,884           QUALCOMM, Inc.                                                          23,094
     102,613           Tellabs, Inc.                                                              440
                                                                                          -----------
                                                                                               59,991
                                                                                          -----------
                       COMPUTER HARDWARE (4.0%)
     262,046           Apple, Inc. (+)*                                                        99,887
     438,437           Dell, Inc.*                                                              6,204
     588,607           Hewlett-Packard Co.                                                     13,214
                                                                                          -----------
                                                                                              119,305
                                                                                          -----------
                       COMPUTER STORAGE & PERIPHERALS (0.7%)
     584,283           EMC Corp.*                                                              12,264
      21,825           Lexmark International, Inc. "A"*                                           590
     104,523           NetApp, Inc.*                                                            3,548
      68,039           SanDisk Corp.*                                                           2,745
      67,688           Western Digital Corp.*                                                   1,741
                                                                                          -----------
                                                                                               20,888
                                                                                          -----------
                       DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
     137,972           Automatic Data Processing, Inc.                                          6,505
      43,352           Computer Sciences Corp.                                                  1,164
      69,912           Fidelity National Information Services, Inc.                             1,700
      40,153           Fiserv, Inc.*                                                            2,038
      30,170           MasterCard, Inc. "A"                                                     9,569
      90,421           Paychex, Inc.                                                            2,384
      45,464           Total System Services, Inc.                                                770
     144,583           Visa, Inc. "A"                                                          12,394
     178,786           Western Union Co.                                                        2,734
                                                                                          -----------
                                                                                               39,258
                                                                                          -----------
                       ELECTRONIC COMPONENTS (0.3%)
      48,906           Amphenol Corp. "A"                                                       1,994
     443,633           Corning, Inc.                                                            5,483
                                                                                          -----------
                                                                                                7,477
                                                                                          -----------
                       ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
      44,374           FLIR Systems, Inc.                                                       1,112
                                                                                          -----------
                       ELECTRONIC MANUFACTURING SERVICES (0.1%)
      48,828           Jabil Circuit, Inc.                                                        868
      38,720           Molex, Inc.                                                                789
                                                                                          -----------
                                                                                                1,657
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                          11

USAA S&P 500 INDEX FUND
September 30, 2011 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       HOME ENTERTAINMENT SOFTWARE (0.1%)
      92,603           Electronic Arts, Inc.*                                                   1,894
                                                                                          -----------
                       INTERNET SOFTWARE & SERVICES (1.8%)
      51,882           Akamai Technologies, Inc.*                                               1,031
     324,980           eBay, Inc.*                                                              9,583
      71,155           Google, Inc. "A"*                                                       36,601
      36,052           Monster Worldwide, Inc.*                                                   259
      48,404           VeriSign, Inc.                                                           1,385
     356,209           Yahoo!, Inc.*                                                            4,688
                                                                                          -----------
                                                                                               53,547
                                                                                          -----------
                       IT CONSULTING & OTHER SERVICES (2.6%)
     183,007           Accenture plc "A"                                                        9,641
      86,596           Cognizant Technology Solutions Corp. "A"*                                5,430
     337,468           International Business Machines Corp.                                   59,067
      75,897           SAIC, Inc.*                                                                896
      46,645           Teradata Corp.*                                                          2,497
                                                                                          -----------
                                                                                               77,531
                                                                                          -----------
                       OFFICE ELECTRONICS (0.1%)
     399,133           Xerox Corp.                                                              2,782
                                                                                          -----------
                       SEMICONDUCTOR EQUIPMENT (0.2%)
     375,027           Applied Materials, Inc.                                                  3,882
      46,886           KLA-Tencor Corp.                                                         1,795
      63,303           MEMC Electronic Materials, Inc.*                                           332
      19,864           Novellus Systems, Inc.*                                                    541
      50,545           Teradyne, Inc.*                                                            556
                                                                                          -----------
                                                                                                7,106
                                                                                          -----------
                       SEMICONDUCTORS (2.1%)
     159,867           Advanced Micro Devices, Inc.*                                              812
      91,378           Altera Corp.                                                             2,881
      83,835           Analog Devices, Inc.                                                     2,620
     137,609           Broadcom Corp. "A"*                                                      4,581
      16,675           First Solar, Inc.(g)*                                                    1,054
   1,484,635           Intel Corp.                                                             31,667
      63,561           Linear Technology Corp.                                                  1,757
     156,855           LSI Corp.*                                                                 813
      52,657           Microchip Technology, Inc. (g)                                           1,638
     284,967           Micron Technology, Inc.*                                                 1,436
     169,920           NVIDIA Corp.*                                                            2,124
     329,265           Texas Instruments, Inc.                                                  8,775
      75,819           Xilinx, Inc.                                                             2,081
                                                                                          -----------
                                                                                               62,239
                                                                                          -----------
                       SYSTEMS SOFTWARE (3.2%)
      49,803           BMC Software, Inc.*                                                      1,920
     107,615           CA, Inc.                                                                 2,089
   2,108,048           Microsoft Corp. (+)                                                     52,469
   1,117,203           Oracle Corp.                                                            32,109
      55,634           Red Hat, Inc.*                                                           2,351
     211,942           Symantec Corp.*                                                          3,455
                                                                                          -----------
                                                                                               94,393
                                                                                          -----------
                       Total Information Technology                                           566,153
                                                                                          -----------
                       MATERIALS (3.3%)
                       ----------------
                       ALUMINUM (0.1%)
     297,886           Alcoa, Inc.                                                              2,851
                                                                                          -----------
                       CONSTRUCTION MATERIALS (0.0%)
      36,032           Vulcan Materials Co. (g)                                                   993
                                                                                          -----------

                       DIVERSIFIED CHEMICALS (0.8%)
     332,599           Dow Chemical Co.                                                         7,470
     264,125           E.I. du Pont de Nemours & Co.                                           10,557
      20,177           Eastman Chemical Co.                                                     1,383
      20,267           FMC Corp.                                                                1,402
      44,623           PPG Industries, Inc.                                                     3,153
                                                                                          -----------
                                                                                               23,965
                                                                                          -----------
                       DIVERSIFIED METALS & MINING (0.3%)
     267,026           Freeport-McMoRan Copper & Gold, Inc.                                     8,131
      25,038           Titanium Metals Corp.                                                      375
                                                                                          -----------
                                                                                                8,506
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                          12

USAA S&P 500 INDEX FUND
September 30, 2011 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
      20,455           CF Industries Holdings, Inc.                                             2,524
     151,741           Monsanto Co.                                                             9,111
      78,341           Mosaic Co.                                                               3,836
                                                                                          -----------
                                                                                               15,471
                                                                                          -----------
                       GOLD (0.3%)
     140,205           Newmont Mining Corp.                                                     8,819
                                                                                          -----------
                       INDUSTRIAL GASES (0.5%)
      60,151           Air Products & Chemicals, Inc.                                           4,593
      19,350           Airgas, Inc.                                                             1,235
      85,751           Praxair, Inc.                                                            8,016
                                                                                          -----------
                                                                                               13,844
                                                                                          -----------
                       METAL & GLASS CONTAINERS (0.1%)
      46,022           Ball Corp.                                                               1,428
      45,905           Owens-Illinois, Inc.*                                                      694
                                                                                          -----------
                                                                                                2,122
                                                                                          -----------
                       PAPER PACKAGING (0.1%)
      30,470           Bemis Co., Inc.                                                            893
      44,734           Sealed Air Corp.                                                           747
                                                                                          -----------
                                                                                                1,640
                                                                                          -----------
                       PAPER PRODUCTS (0.1%)
     122,457           International Paper Co.                                                  2,847
      46,988           MeadWestvaco Corp.                                                       1,154
                                                                                          -----------
                                                                                                4,001
                                                                                          -----------
                       SPECIALTY CHEMICALS (0.3%)
      65,168           Ecolab, Inc.                                                             3,186
      22,517           International Flavors & Fragrances, Inc.                                 1,266
      25,181           Sherwin-Williams Co.                                                     1,871
      34,020           Sigma-Aldrich Corp.                                                      2,102
                                                                                          -----------
                                                                                                8,425
                                                                                          -----------
                       STEEL (0.2%)
      30,410           AK Steel Holding Corp. (g)                                                 199
      30,483           Allegheny Technologies, Inc.                                             1,128
      41,849           Cliffs Natural Resources, Inc.                                           2,141
      88,710           Nucor Corp.                                                              2,807
      40,211           United States Steel Corp. (g)                                              885
                                                                                          -----------
                                                                                                7,160
                                                                                          -----------
                       Total Materials                                                         97,797
                                                                                          -----------
                       TELECOMMUNICATION SERVICES (3.2%)
                       ---------------------------------
                       INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
   1,675,193           AT&T, Inc. (+)                                                          47,777
     173,258           CenturyLink, Inc.                                                        5,738
     278,124           Frontier Communications Corp.                                            1,699
     799,678           Verizon Communications, Inc.                                            29,428
     147,897           Windstream Corp.                                                         1,725
                                                                                          -----------
                                                                                               86,367
                                                                                          -----------
                       WIRELESS TELECOMMUNICATION SERVICES (0.3%)
     112,129           American Tower Corp. "A"*                                                6,032
      83,472           MetroPCS Communications, Inc.*                                             727
     853,506           Sprint Nextel Corp.*                                                     2,595
                                                                                          -----------
                                                                                                9,354
                                                                                          -----------
                       Total Telecommunication Services                                        95,721
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                          13

USAA S&P 500 INDEX FUND
September 30, 2011 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       UTILITIES (3.9%)
                       ELECTRIC UTILITIES (1.9%)
      137,504          American Electric Power Co., Inc.                                        5,228
       91,551          Edison International                                                     3,502
       50,870          Entergy Corp.                                                            3,372
      188,008          Exelon Corp.                                                             8,011
      119,350          FirstEnergy Corp.                                                        5,360
      119,569          NextEra Energy, Inc.                                                     6,459
       49,292          Northeast Utilities                                                      1,659
       62,428          Pepco Holdings, Inc.                                                     1,181
       30,483          Pinnacle West Capital Corp.                                              1,309
      163,724          PPL Corp.                                                                4,673
       84,401          Progress Energy, Inc.                                                    4,365
      241,955          Southern Co.                                                            10,252
                                                                                          -----------
                                                                                               55,371
                                                                                          -----------
                       GAS UTILITIES (0.1%)
       12,583          Nicor, Inc.                                                                692
       29,860          ONEOK, Inc.                                                              1,972
                                                                                          -----------
                                                                                                2,664
                                                                                          -----------
                       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
      184,191          AES Corp.*                                                               1,797
       56,016          Constellation Energy Group, Inc.                                         2,132
       68,925          NRG Energy, Inc.*                                                        1,462
                                                                                          -----------
                                                                                                5,391
                                                                                          -----------
                       MULTI-UTILITIES (1.7%)
       67,133          Ameren Corp.                                                             1,999
      123,079          CenterPoint Energy, Inc.                                                 2,415
       73,480          CMS Energy Corp.                                                         1,454
       83,563          Consolidated Edison, Inc.                                                4,765
      160,475          Dominion Resources, Inc.                                                 8,147
       47,489          DTE Energy Co.                                                           2,328
      376,866          Duke Energy Corp.                                                        7,533
       21,663          Integrys Energy Group, Inc.                                              1,053
       77,225          NiSource, Inc.                                                           1,651
      113,673          PG&E Corp.                                                               4,809
      144,824          Public Service Enterprise Group, Inc.                                    4,833
       31,916          SCANA Corp.                                                              1,291
       67,232          Sempra Energy                                                            3,462
       60,174          TECO Energy, Inc.                                                        1,031
       65,761          Wisconsin Energy Corp.                                                   2,058
      136,116          Xcel Energy, Inc.                                                        3,361
                                                                                          -----------
                                                                                               52,190
                                                                                          -----------
                       Total Utilities                                                        115,616
                                                                                          -----------
                       Total Common Stocks (cost: $ 2,803,105)                              2,913,156
                                                                                          -----------
                       MONEY MARKET INSTRUMENTS (1.8%)

                       MONEY MARKET FUND (1.4%)
                       ------------------------
   41,642,246          Northern Institutional Funds - Diversified
                          Assets Portfolio, 0.01% (a),(d)                                 $    41,642
                                                                                          -----------
    PRINCIPAL
       AMOUNT
        (000)
    ---------
                       U.S. TREASURY BILLS (0.4%)
                       --------------------------
  $     9,910          0.03%, 11/17/2011 (b),(e)                                                9,910
                                                                                          -----------
                       Total Money Market Instruments (cost: $51,552)                          51,552
                                                                                          -----------

PORTFOLIO OF INVESTMENTS (continued)                                          14

USAA S&P 500 INDEX FUND
September 30, 2011 (unaudited)

Number of Shares                   Security                                        Market Value (000)
----------------                   --------                                        ------------------
                       SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
                       FROM SECURITIES LOANED (0.2%)

                       MONEY MARKET FUNDS (0.2%)
     128,338           BlackRock Liquidity Funds TempFund, 0.09% (a)                              128
   6,864,516           Fidelity Institutional Money Market Portfolio, 0.12% (a)                 6,865
                                                                                          -----------
                       Total Money Market Funds                                                 6,993
                                                                                          -----------
                       Total Short-Term Investments Purchased With Cash
                          Collateral From Securities Loaned (cost: $6,993)                      6,993
                                                                                          -----------

                       TOTAL INVESTMENTS (COST: $2,861,650)                               $ 2,971,701
                                                                                          ===========

PORTFOLIO OF INVESTMENTS (continued)                                          15

USAA S&P 500 INDEX FUND
September 30, 2011 (unaudited)


($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
                                           ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                        $   2,913,156     $         -     $          -     $   2,913,156
Money Market Instruments:
  Money Market Fund                           41,642               -                -            41,642
  U.S. Treasury Bills                              -           9,910                -             9,910
Short-Term Investments Purchased
with Cash Collateral from Securities
Loaned:
  Money Market Fund                            6,993               -                -             6,993
Other financial instruments*                  (2,523)              -                -            (2,523)
-------------------------------------------------------------------------------------------------------
Total                                  $   2,959,268     $     9,910     $          -     $   2,969,178
-------------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2011, through September 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these

================================================================================

16 |  USAA S&P 500 Index Fund

================================================================================

securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 security included a U.S. Treasury bill valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a

================================================================================

17 |  USAA S&P 500 Index Fund

================================================================================

specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. NEW ACCOUNTING PRONOUNCEMENTS --
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

F. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of September 30, 2011, was approximately $5,798,000.

G. As of September 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2011, were $740,363,000 and $630,312,000, respectively, resulting in net unrealized appreciation of $110,051,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,968,543,000 at September 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT - Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2011.

(b) Zero-coupon security. Rate represents an annualized yield at time of purchase, not a coupon rate.

(c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
(NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $9,910,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2011, as shown in the following table:

                                                                            Value at        Unrealized
Type of Future            Expiration            Contracts    Position       September 30,   Depreciation
                                                                            2011
--------------------------------------------------------------------------------------------------------
S&P 500 Index Futures     December 15, 2011          192      Long          $54,048,000     $(2,523,000)

(g) The security or a portion thereof was out on loan as of September 30, 2011.

* Non-income-producing security.

================================================================================

19 |  USAA S&P 500 Index Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended SEPTEMBER 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/28/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     11/28/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/28/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.